Supplemental Guarantor Condensed Consolidating Financial Statements - Statement of Cash Flows (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net cash provided (used) by operating activities		$ 517	$ 374	$ 415
Investing Activities
Proceeds from sale of assets		8	6	4
Proceeds from sale of equity interest		9
Cash payments for plant, property, and equipment		(394)	(325)	(286)
Cash payments for software related intangible assets		(25)	(20)	(23)
Proceeds from deferred purchase price of factored receivables		112	110	113
Other		(10)
Net cash used by investing activities		(300)	(229)	(192)
Financing Activities
Cash dividends	$ (53)	(53)
Retirement of long-term debt		(19)	(531)	(37)
Issuance of long-term debt		137	509	1
Debt issuance cost on long-term debt		(8)	(9)	(1)
Tax impact from stock-based compensation				0
Purchase of common stock under the share repurchase program		(169)	(225)	(213)
Issuance of common shares		(1)	13	1
Decrease in bank overdrafts		(7)	10	(22)
Net increase (decrease) in revolver borrowings and short-term debt excluding current maturities of long-term debt		(67)	202	102
Net increase in short-term borrowings secured by accounts receivable				30
Intercompany dividends and net (decrease) increase in intercompany obligations		0	0	0
Distribution to noncontrolling interests partners		(64)	(55)	(44)
Net cash (used) provided by financing activities		(251)	(86)	(183)
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash		3	2	(37)
(Decrease) increase in cash, cash equivalents and restricted cash		(31)	61	3
Cash, cash equivalents and restricted cash, January 1		349	288	285
Cash, cash equivalents and restricted cash, December 31	318	318	349	288
Reclass & Elims
Operating Activities
Net cash provided (used) by operating activities		(53)	(15)	(47)
Investing Activities
Proceeds from sale of assets		0	0	0
Proceeds from sale of equity interest		0
Cash payments for plant, property, and equipment		0	0	0
Cash payments for software related intangible assets		0	0	0
Proceeds from deferred purchase price of factored receivables		0
Net cash used by investing activities		0	0	0
Financing Activities
Cash dividends		0
Retirement of long-term debt		0	0	0
Issuance of long-term debt		0	0	0
Debt issuance cost on long-term debt		0	0	0
Tax impact from stock-based compensation				0
Purchase of common stock under the share repurchase program		0	0	0
Issuance of common shares		0	0	0
Decrease in bank overdrafts		0	0	0
Net increase (decrease) in revolver borrowings and short-term debt excluding current maturities of long-term debt		0	0	0
Net increase in short-term borrowings secured by accounts receivable				0
Intercompany dividends and net (decrease) increase in intercompany obligations		53	15	47
Distribution to noncontrolling interests partners		0	0	0
Net cash (used) provided by financing activities		53	15	47
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash		0	0	0
(Decrease) increase in cash, cash equivalents and restricted cash		0	0	0
Cash, cash equivalents and restricted cash, January 1		0	0	0
Cash, cash equivalents and restricted cash, December 31	0	0	0	0
Guarantor Subsidiaries
Operating Activities
Net cash provided (used) by operating activities		284	176	204
Investing Activities
Proceeds from sale of assets		3	0	0
Proceeds from sale of equity interest		0
Cash payments for plant, property, and equipment		(148)	(117)	(114)
Cash payments for software related intangible assets		(16)	(13)	(16)
Proceeds from deferred purchase price of factored receivables		0	0	0
Other		(4)
Net cash used by investing activities		(165)	(130)	(130)
Financing Activities
Cash dividends		0
Retirement of long-term debt		(10)	0	0
Issuance of long-term debt		400	0	0
Debt issuance cost on long-term debt		(8)	0	0
Tax impact from stock-based compensation				0
Purchase of common stock under the share repurchase program		0	0	0
Issuance of common shares		0	0	0
Decrease in bank overdrafts		0	0	0
Net increase (decrease) in revolver borrowings and short-term debt excluding current maturities of long-term debt		246	0	0
Net increase in short-term borrowings secured by accounts receivable				0
Intercompany dividends and net (decrease) increase in intercompany obligations		(749)	(39)	(82)
Distribution to noncontrolling interests partners		0	0	0
Net cash (used) provided by financing activities		(121)	(39)	(82)
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash		0	0	0
(Decrease) increase in cash, cash equivalents and restricted cash		(2)	7	(8)
Cash, cash equivalents and restricted cash, January 1		9	2	10
Cash, cash equivalents and restricted cash, December 31	7	7	9	2
Non-Guarantor Subsidiaries
Operating Activities
Net cash provided (used) by operating activities		290	190	198
Investing Activities
Proceeds from sale of assets		5	6	4
Proceeds from sale of equity interest		9
Cash payments for plant, property, and equipment		(246)	(208)	(172)
Cash payments for software related intangible assets		(9)	(7)	(7)
Proceeds from deferred purchase price of factored receivables		112	110	113
Other		(6)
Net cash used by investing activities		(135)	(99)	(62)
Financing Activities
Cash dividends		0
Retirement of long-term debt		(3)	(16)	(22)
Issuance of long-term debt		1	9	1
Debt issuance cost on long-term debt		0	0	0
Tax impact from stock-based compensation				0
Purchase of common stock under the share repurchase program		0	0	0
Issuance of common shares		0	0	0
Decrease in bank overdrafts		(7)	10	(22)
Net increase (decrease) in revolver borrowings and short-term debt excluding current maturities of long-term debt		5	5	20
Net increase in short-term borrowings secured by accounts receivable				0
Intercompany dividends and net (decrease) increase in intercompany obligations		(119)	8	(21)
Distribution to noncontrolling interests partners		(64)	(55)	(44)
Net cash (used) provided by financing activities		(187)	(39)	(88)
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash		3	2	(37)
(Decrease) increase in cash, cash equivalents and restricted cash		(29)	54	11
Cash, cash equivalents and restricted cash, January 1		340	286	275
Cash, cash equivalents and restricted cash, December 31	311	311	340	286
Tenneco Inc. (Parent Company)
Operating Activities
Net cash provided (used) by operating activities		(4)	23	60
Investing Activities
Proceeds from sale of assets		0	0	0
Proceeds from sale of equity interest		0
Cash payments for plant, property, and equipment		0	0	0
Cash payments for software related intangible assets		0	0	0
Proceeds from deferred purchase price of factored receivables		0
Net cash used by investing activities		0	0	0
Financing Activities
Cash dividends		(53)
Retirement of long-term debt		(6)	(515)	(15)
Issuance of long-term debt		(264)	500	0
Debt issuance cost on long-term debt		0	(9)	(1)
Tax impact from stock-based compensation				0
Purchase of common stock under the share repurchase program		(169)	(225)	(213)
Issuance of common shares		(1)	13	1
Decrease in bank overdrafts		0	0	0
Net increase (decrease) in revolver borrowings and short-term debt excluding current maturities of long-term debt		(318)	197	82
Net increase in short-term borrowings secured by accounts receivable				30
Intercompany dividends and net (decrease) increase in intercompany obligations		815	16	56
Distribution to noncontrolling interests partners		0	0	0
Net cash (used) provided by financing activities		4	(23)	(60)
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash		0	0	0
(Decrease) increase in cash, cash equivalents and restricted cash		0	0	0
Cash, cash equivalents and restricted cash, January 1		0	0	0
Cash, cash equivalents and restricted cash, December 31	$ 0	$ 0	$ 0	$ 0